Condensed Consolidating Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Condensed Balance Sheet

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

March 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$0.8	$—	$—	$—	$0.8
Accounts receivable	—	209.1	0.5	—	209.6
Inventory	—	26.6	—	—	26.6
Other current assets	—	33.3	—	—	33.3

Total current assets	0.8	269.0	0.5	—	270.3
Property, plant and equipment, net	—	3,514.4	—	—	3,514.4
Goodwill and intangible assets, net	—	1,719.1	—	—	1,719.1
Investment in consolidated affiliates	5,350.2	—	—	(5,350.2)	—
Investment in unconsolidated affiliates	—	—	260.6	—	260.6
Other assets	—	3.0	—	—	3.0

Total assets	$5,351.0	$5,505.5	$261.1	$(5,350.2)	$5,767.4

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$116.5	$—	$—	$116.5
Other current liabilities	35.8	67.0	—	—	102.8

Total current liabilities	35.8	183.5	—	—	219.3
Long-term liabilities:
Long-term debt, less current portion	2,528.2	2.6	—	—	2,530.8
Other long-term liabilities	—	44.1	—	—	44.1
Deferred income taxes	—	0.6	—	—	0.6
Partners’ capital	2,787.0	5,274.7	75.5	(5,350.2)	2,787.0
Interest of non-controlling partners in subsidiaries	—	—	185.6	—	185.6

Total partners’ capital	2,787.0	5,274.7	261.1	(5,350.2)	2,972.6

Total liabilities and partners’ capital	$5,351.0	$5,505.5	$261.1	$(5,350.2)	$5,767.4

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$0.1	$—	$—	$—	$0.1
Accounts receivable	—	236.0	0.5	—	236.5
Inventory	—	44.5	—	—	44.5
Other current assets	—	52.5	—	—	52.5

Total current assets	0.1	333.0	0.5	—	333.6
Property, plant and equipment, net	—	3,525.7	—	—	3,525.7
Goodwill and intangible assets, net	—	1,846.9	—	—	1,846.9
Investment in consolidated affiliates	5,506.8	—	—	(5,506.8)	—
Investment in unconsolidated affiliates	—	—	254.3	—	254.3
Other assets	—	3.1	—	—	3.1

Total assets	$5,506.9	$5,708.7	$254.8	$(5,506.8)	$5,963.6

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$—	$141.3	$0.1	$—	$141.4
Other current liabilities	26.4	85.2	—	—	111.6

Total current liabilities	26.4	226.5	0.1	—	253.0
Long-term liabilities:
Long-term debt, less current portion	2,498.9	2.9	—	—	2,501.8
Other long-term liabilities	—	43.3	—	—	43.3
Deferred income taxes	—	0.4	—	—	0.4
Partners’ capital	2,981.6	5,435.6	71.2	(5,506.8)	2,981.6
Interest of non-controlling partners in subsidiaries	—	—	183.5	—	183.5

Total partners’ capital	2,981.6	5,435.6	254.7	(5,506.8)	3,165.1

Total liabilities and partners’ capital	$5,506.9	$5,708.7	$254.8	$(5,506.8)	$5,963.6

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$0.1	$—	$—	$—	$0.1
Accounts receivable	—	236.0	0.5	—	236.5
Inventory	—	44.5	—	—	44.5
Other current assets	—	52.5	—	—	52.5

Total current assets	0.1	333.0	0.5	—	333.6
Property, plant and equipment, net	—	3,525.7	—	—	3,525.7
Goodwill and intangible assets, net	40.9	1,846.9	—	—	1,887.8
Investment in consolidated affiliates	5,506.8	—	—	(5,506.8)	—
Investment in unconsolidated affiliates	—	—	254.3	—	254.3
Other assets	—	3.1	—	—	3.1

Total assets	$5,547.8	$5,708.7	$254.8	$(5,506.8)	$6,004.5

Liabilities and partners’ capital
Current liabilities:
Accounts payable	—	141.3	0.1	—	141.4
Other current liabilities	26.4	85.2	—	—	111.6

Total current liabilities	26.4	226.5	0.1	—	253.0
Long-term liabilities:
Long-term debt, less current portion	2,539.8	2.9	—	—	2,542.7
Other long-term liabilities	—	43.3	—	—	43.3
Deferred income taxes	—	0.4	—	—	0.4
Partners’ capital	2,981.6	5,435.6	71.2	(5,506.8)	2,981.6
Interest of non-controlling partners in subsidiaries	—	—	183.5	—	183.5

Total partners’ capital	2,981.6	5,435.6	254.7	(5,506.8)	3,165.1

Total liabilities and partners’ capital	$5,547.8	$5,708.7	$254.8	$(5,506.8)	$6,004.5

Crestwood Midstream Partners LP

Condensed Consolidating Balance Sheet

December 31, 2014

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$7.6	$—	$—	$7.6
Accounts receivable	1.2	377.8	0.3	—	379.3
Inventory	—	46.6	—	—	46.6
Other current assets	—	103.1	—		103.1

Total current assets	1.2	535.1	0.3	—	536.6
Property, plant and equipment, net	7.9	3,738.1	—	—	3,746.0
Goodwill and intangible assets, net	38.0	3,166.2	—	—	3,204.2
Investment in consolidated affiliates	7,148.0	—	—	(7,148.0)	—
Investment in unconsolidated affiliates	—	—	295.1	—	295.1
Other assets	—	3.3	—	—	3.3

Total assets	$7,195.1	$7,442.7	$295.4	$(7,148.0)	$7,785.2

Liabilities and partners’ capital
Current liabilities:
Accounts payable	9.0	225.8	0.2	—	235.0
Other current liabilities	23.0	153.3	—	—	176.3

Total current liabilities	32.0	379.1	0.2	—	411.3
Long-term liabilities:
Long-term debt, less current portion	2,012.8	1.7	—	—	2,014.5
Other long-term liabilities	1.6	36.7	—	—	38.3
Deferred income taxes	—	0.7	—	—	0.7
Partners’ capital	5,148.7	7,024.5	123.5	(7,148.0)	5,148.7
Interest of non-controlling partners in subsidiaries	—	—	171.7	—	171.7

Total partners’ capital	5,148.7	7,024.5	295.2	(7,148.0)	5,320.4

Total liabilities and partners’ capital	$7,195.1	$7,442.7	$295.4	$(7,148.0)	$7,785.2

Condensed Consolidating Statements of Operation

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Operations

Three Months Ended March 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$536.0	$—	$—	$536.0
Costs of product/services sold	—	363.4	—	—	363.4
Expenses:
Operations and maintenance	—	41.7	—	—	41.7
General and administrative	17.7	4.5	—	—	22.2
Depreciation, amortization and accretion	—	64.9	—	—	64.9

	17.7	111.1	—	—	128.8
Other operating expense:
Goodwill impairment	—	(109.7)	—	—	(109.7)

Operating loss	(17.7)	(48.2)	—	—	(65.9)
Earnings from unconsolidated affiliates, net	—	—	6.5	—	6.5
Interest and debt expense, net	(36.1)	—	—	—	(36.1)
Equity in net income (loss) of subsidiary	(41.5)	—	—	41.5	—

Income (loss) before income taxes	(95.3)	(48.2)	6.5	41.5	(95.5)
Benefit for income taxes	—	(0.2)	—	—	(0.2)

Net income (loss)	(95.3)	(48.0)	6.5	41.5	(95.3)
Net income attributable to non-controlling partners in subsidiaries	—	—	5.9	—	5.9

Net income (loss) attributable to Crestwood Midstream Partners LP	$(95.3)	$(48.0)	$0.6	$41.5	$(101.2)

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Operations

Three Months Ended March 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$731.5	$—	$—	$731.5
Costs of product/services sold	—	529.7	—	—	529.7
Expenses:
Operations and maintenance	—	50.6	—	—	50.6
General and administrative	13.4	12.2	—	—	25.6
Depreciation, amortization and accretion	0.2	68.6	—	—	68.8

	13.6	131.4	—	—	145.0
Other operating expense:
Loss on long-lived assets, net	—	(0.8)	—	—	(0.8)

Operating income (loss)	(13.6)	69.6	—	—	56.0
Earnings from unconsolidated affiliates, net	—	—	3.4	—	3.4
Interest and debt expense, net	(29.9)	—	—	—	(29.9)
Equity in net income (loss) of subsidiary	72.6	—	—	(72.6)	—

Income (loss) before income taxes	29.1	69.6	3.4	(72.6)	29.5
Provision for income taxes	—	0.4	—	—	0.4

Net income (loss)	29.1	69.2	3.4	(72.6)	29.1
Net income attributable to non-controlling partners in subsidiaries	—	—	5.6	—	5.6

Net income (loss) attributable to Crestwood Midstream Partners LP	29.1	69.2	(2.2)	(72.6)	23.5
Net income attributable to Class A preferred units	9.2	—	—	—	9.2

Net income (loss) attributable to partners	$19.9	$69.2	$(2.2)	$(72.6)	$14.3

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Operations

Year Ended December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$2,632.8	$—	$—	$2,632.8
Costs of product/services sold	—	1,883.5	—	—	1,883.5
Expenses:
Operations and maintenance	—	188.7	—	—	188.7
General and administrative	65.3	40.3	—	—	105.6
Depreciation, amortization and accretion	—	278.5	—	—	278.5

	65.3	507.5	—	—	572.8
Other operating expense:
Loss on long-lived assets, net	—	(227.8)	—	—	(227.8)
Goodwill impairment	—	(1,149.1)	—	—	(1,149.1)

Operating loss	(65.3)	(1,135.1)	—	—	(1,200.4)
Loss from unconsolidated affiliates, net	—	—	(60.8)	—	(60.8)
Interest and debt expense, net	(130.5)	—	—	—	(130.5)
Loss on modification/extinguishment of debt	(18.9)	—	—	—	(18.9)
Equity in net income (loss) of subsidiary	(1,195.9)	—	—	1,195.9	—

Income (loss) before income taxes	(1,410.6)	(1,135.1)	(60.8)	1,195.9	(1,410.6)
Provision for income taxes	—	—	—	—	—

Net income (loss)	(1,410.6)	(1,135.1)	(60.8)	1,195.9	(1,410.6)
Net income attributable to non-controlling partners in subsidiaries	—	—	(23.1)	—	(23.1)

Net income (loss) attributable to Crestwood Midstream Partners LP	(1,410.6)	(1,135.1)	(83.9)	1,195.9	(1,433.7)
Net income attributable to Class A preferred units	(23.1)	—	—	—	(23.1)

Net income (loss) attributable to partners	$(1,433.7)	$(1,135.1)	$(83.9)	$1,195.9	$(1,456.8)

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Operations

Year Ended December 31, 2014

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$3,917.5	$—	$—	$3,917.5
Costs of product/services sold	—	3,154.8	—	—	3,154.8
Expenses:
Operations and maintenance	—	195.4	—	—	195.4
General and administrative	49.4	42.3	—	—	91.7
Depreciation, amortization and accretion	0.9	254.5	—	—	255.4

	50.3	492.2	—	—	542.5
Other operating expense:
Loss on long-lived assets, net	—	(35.1)	—	—	(35.1)
Goodwill impairment	—	(48.8)	—	—	(48.8)
Loss on contingent consideration	—	(8.6)	—	—	(8.6)

Operating income (loss)	(50.3)	178.0	—	—	127.7
Loss from unconsolidated affiliates, net	—	—	(0.7)	—	(0.7)
Interest and debt expense, net	(111.4)	—	—	—	(111.4)
Equity in net income (loss) of subsidiary	176.4	—	—	(176.4)	—

Income (loss) before income taxes	14.7	178.0	(0.7)	(176.4)	15.6
Provision for income taxes	—	0.9		—	0.9

Net income (loss)	14.7	177.1	(0.7)	(176.4)	14.7
Net income attributable to non-controlling partners	—	—	(16.8)	—	(16.8)

Net income (loss) attributable to Crestwood Midstream Partners LP	14.7	177.1	(17.5)	(176.4)	(2.1)
Net income attributable to Class A preferred units	(17.2)	—	—	—	(17.2)

Net income (loss) attributable to partners	$(2.5)	$177.1	$(17.5)	$(176.4)	$(19.3)

Crestwood Midstream Partners

Condensed Consolidating Statements of Operations

Year Ended December 31, 2013

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$1,412.6	$—	$—	$1,412.6
Costs of product/services sold	—	995.4	—	—	995.4
Expenses:
Operations and maintenance	—	103.4	—	—	103.4
General and administrative	46.5	37.6	—	—	84.1
Depreciation, amortization and accretion	1.0	138.4	—	—	139.4

	47.5	279.4	—	—	326.9
Other operating income (expense):
Gain on long-lived assets, net	—	5.3	—	—	5.3
Goodwill impairment	—	(4.1)	—	—	(4.1)
Loss on contingent consideration	—	(31.4)	—	—	(31.4)

Operating income (loss)	(47.5)	107.6	—	—	60.1
Loss from unconsolidated affiliates, net	—	—	(0.1)	—	(0.1)
Interest and debt expense, net	(68.7)	(3.0)	—	—	(71.7)
Equity in net income (loss) of subsidiary	103.8	—	—	(103.8)	—

Income (loss) before income taxes	(12.4)	104.6	(0.1)	(103.8)	(11.7)
Provision for income taxes	—	0.7	—	—	0.7

Net income (loss)	(12.4)	103.9	(0.1)	(103.8)	(12.4)
Net income attributable to non-controlling partners	—	—	(4.9)	—	(4.9)

Net income (loss) attributable to Crestwood Midstream Partners LP	(12.4)	103.9	(5.0)	(103.8)	(17.3)
Net income attributable to Class A preferred units	—	—	—	—	—

Net income (loss) attributable to partners	$(12.4)	$103.9	$(5.0)	$(103.8)	$(17.3)

Condensed Cash Flow Statement

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2016

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(42.7)	$172.8	$5.6	$—	$135.7

Cash flows from investing activities:
Purchases of property, plant and equipment	(0.9)	(54.7)	—	—	(55.6)
Investment in unconsolidated affiliates	—	—	(5.5)	—	(5.5)
Proceeds from the sale of assets	—	0.8	—	—	0.8
Capital contributions to consolidated affiliates	(3.7)	—	—	3.7	—

Net cash provided by (used in) investing activities	(4.6)	(53.9)	(5.5)	3.7	(60.3)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	313.5	—	—	—	313.5
Principal payments on long-term debt	(286.0)	—	—	—	(286.0)
Payments on capital leases	—	(0.5)	—	—	(0.5)
Payments for debt-related deferred costs	(0.1)	—	—	—	(0.1)
Distributions paid	(97.2)	—	(3.8)	—	(101.0)
Contributions from parent	—	—	3.7	(3.7)	—
Taxes paid for unit-based compensation vesting	—	(0.6)	—	—	(0.6)
Change in intercompany balances	117.8	(117.8)	—	—	—

Net cash provided by (used in) financing activities	48.0	(118.9)	(0.1)	(3.7)	(74.7)

Net change in cash	0.7	—	—	—	0.7
Cash at beginning of period	0.1	—	—	—	0.1

Cash at end of period	$0.8	$—	$—	$—	$0.8

Crestwood Midstream Partners LP

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(54.8)	$160.5	$—	$—	$105.7

Cash flows from investing activities:
Purchases of property, plant and equipment	(0.1)	(47.3)	—	—	(47.4)
Investment in unconsolidated affiliates	—	—	(17.9)	—	(17.9)
Proceeds from the sale of assets	—	0.5	—	—	0.5
Capital contributions to consolidated affiliates	(17.9)	—	—	17.9	—
Other	—	(0.2)	—	—	(0.2)

Net cash provided by (used in) investing activities	(18.0)	(47.0)	(17.9)	17.9	(65.0)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	1,114.6	—	—	—	1,114.6
Principal payments on long-term debt	(970.4)	—	—	—	(970.4)
Payments on capital leases	(0.5)	(0.2)	—	—	(0.7)
Payments for debt-related deferred costs	(11.1)	—	—	—	(11.1)
Distributions paid	(111.4)	—	—	—	(111.4)
Contributions from parent	—	—	17.9	(17.9)	—
Taxes paid for unit-based compensation vesting	—	(1.7)	—	—	(1.7)
Change in intercompany balances	51.8	(51.8)	—	—	—
Other	(0.2)	—	—	—	(0.2)

Net cash provided by (used in) financing activities	72.8	(53.7)	17.9	(17.9)	19.1

Net change in cash	—	59.8	—	—	59.8
Cash at beginning of period	—	7.6	—	—	7.6

Cash at end of period	$—	$67.4	$—	$—	$67.4

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2015

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(190.8)	$650.0	$12.6	$—	$471.8

Cash flows from investing activities:
Purchases of property, plant and equipment	(0.8)	(181.9)	—	—	(182.7)
Investment in unconsolidated affiliates	—	—	(41.8)	—	(41.8)
Proceeds from the sale of assets	—	2.7	—	—	2.7
Capital distributions from unconsolidated affiliates	—	—	9.3	—	9.3
Capital contributions to consolidated affiliates	(31.2)	—	—	31.2	—

Net cash provided by (used in) investing activities	(32.0)	(179.2)	(32.5)	31.2	(212.5)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	3,490.1	—	—	—	3,490.1
Principal payments on long-term debt	(2,960.9)	—	—	—	(2,960.9)
Payments on capital leases	—	(2.2)	—	—	(2.2)
Payments for debt-related deferred costs	(17.3)	—	—	—	(17.3)
Financing fees paid for early debt redemption	(13.6)	—	—	—	(13.6)
Distributions paid	(808.2)	—	(11.3)	—	(819.5)
Contributions from parent	—	—	31.2	(31.2)	—
Net proceeds from issuance of preferred units	58.8	—	—	—	58.8
Taxes paid for unit-based compensation vesting	—	(2.1)	—	—	(2.1)
Change in intercompany balances	474.1	(474.1)	—	—	—
Other	(0.1)	—	—	—	(0.1)

Net cash provided by (used in) financing activities	222.9	(478.4)	19.9	(31.2)	(266.8)

Net change in cash	0.1	(7.6)	—	—	(7.5)
Cash at beginning of period	—	7.6	—	—	7.6

Cash at end of period	$0.1	$—	$—	$—	$0.1

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2014

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(165.6)	$602.9	$—	$—	$437.3

Cash flows from investing activities:
Acquisitions, net of cash acquired	—	(19.5)	—	—	(19.5)
Purchases of property, plant and equipment	(4.3)	(417.4)	—	—	(421.7)
Investment in unconsolidated affiliates, net	—	—	(144.4)	—	(144.4)
Proceeds from the sale of assets	—	2.7	—	—	2.7
Capital contributions to consolidated affiliates	(89.5)	—	—	89.5	—

Net cash provided by (used in) investing activities	(93.8)	(434.2)	(144.4)	89.5	(582.9)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	2,089.9	—	—	—	2,089.9
Principal payments on long-term debt	(1,949.8)	(0.2)	—	—	(1,950.0)
Payments on capital leases	(1.3)	(1.9)	—	—	(3.2)
Payments for debt-related deferred costs	(0.1)	—	—	—	(0.1)
Distributions paid	(470.5)	—	—	—	(470.5)
Contributions from parents	—	—	89.5	(89.5)	—
Net proceeds from issuance of preferred equity of subsidiary	—	—	53.9	—	53.9
Net proceeds from issuance of Class A preferred units	430.5	—	—	—	430.5
Taxes paid for unit-based compensation vesting	—	(1.6)	—	—	(1.6)
Change in intercompany balances	161.4	(161.4)	—	—	—
Other	(0.8)	—	—	—	(0.8)

Net cash provided by (used in) financing activities	259.3	(165.1)	143.4	(89.5)	148.1

Net change in cash	(0.1)	3.6	(1.0)	—	2.5
Cash at beginning of period	0.1	4.0	1.0	—	5.1

Cash at end of period	$—	$7.6	$—	$—	$7.6

Crestwood Midstream Partners LP

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2013

(in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:	$(46.1)	$333.6	$—	$(33.8)	$253.7

Cash flows from investing activities:
Acquisitions, net of cash acquired	—	(561.5)	—	—	(561.5)
Purchases of property, plant and equipment	(1.0)	(338.3)	—	—	(339.3)
Investment in unconsolidated affiliates, net	—	—	(151.5)	—	(151.5)
Capital contributions to consolidated affiliates	(106.4)	—	—	106.4	—
Proceeds from the sale of assets	—	11.2	—	—	11.2

Net cash provided by (used in) investing activities	(107.4)	(888.6)	(151.5)	106.4	(1,041.1)

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	2,072.8	—	—	—	2,072.8
Principal payments on long-term debt	(1,634.3)	(0.2)	—	—	(1,634.5)
Payments on capital leases	(0.4)	(3.9)	—	—	(4.3)
Payments for debt-related deferred costs	(32.0)	—	—	—	(32.0)
Distributions paid	(419.7)	(33.8)	—	33.8	(419.7)
Contributions from parents	—	55.5	56.4	(106.4)	5.5
Net proceeds from the issuance of common units	714.0	—	—	—	714.0
Net proceeds from issuance of preferred equity of subsidiary	—	—	96.1	—	96.1
Taxes paid for unit-based compensation vesting	—	(5.5)	—	—	(5.5)
Change in intercompany balances	(546.8)	546.8	—	—	—

Net cash provided by (used in) financing activities	153.6	558.9	152.5	(72.6)	792.4

Net change in cash	0.1	3.9	1.0	—	5.0
Cash at beginning of period	—	0.1	—	—	0.1

Cash at end of period	$0.1	$4.0	$1.0	$—	$5.1